WARRANT DERIVATIVE LIABILITY - Summary of Warrants Outstanding (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Number issued	18,955,281	28,969,671	21,203,411
Number outstanding	18,955,281
29-Jun-17 [Member]
Disclosure of classes of share capital [line items]
Expiry date	29-Jun-22
Exercise Price	$ 6.00
Number issued	1,612,955
Number outstanding	75,810
21-Jun-17 [Member]
Disclosure of classes of share capital [line items]
Expiry date	29-Jun-22
Exercise Price	$ 6.00
Number issued	370,567
Number outstanding	370,567
24-Aug-17 [Member]
Disclosure of classes of share capital [line items]
Expiry date	24-Aug-22
Exercise Price	$ 6.00
Number issued	563,067
Number outstanding	563,067
5-Dec-17 [Member]
Disclosure of classes of share capital [line items]
Expiry date	5-Dec-22
Exercise Price	$ 18.00
Number issued	1,533,333
Number outstanding	1,533,333
10-Apr-18 [Member]
Disclosure of classes of share capital [line items]
Expiry date	10-Apr-23
Exercise Price	$ 10.50
Number issued	1,126,665
Number outstanding	1,126,665
10-May-18 [Member]
Disclosure of classes of share capital [line items]
Expiry date	10-Apr-23
Exercise Price	$ 10.50
Number issued	168,889
Number outstanding	168,889
10-Aug-18 [Member]
Disclosure of classes of share capital [line items]
Expiry date	10-Aug-23
Exercise Price	$ 2.92
Number issued	7,679,574
Number outstanding	6,661,068
21-Mar-19 [Member]
Disclosure of classes of share capital [line items]
Expiry date	21-Mar-24
Exercise Price	$ 3.95
Number issued	8,455,882
Number outstanding	8,445,882